8. Income Tax Provision (Details Narrative)	9 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ (3,442,996)
Net deferred tax assets	728,094
Valuation allowance increase	$ 48,369